Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefits:
Beginning of the year	$ 2,570	$ 2,599	$ 3,034
Additions based on tax positions related to the current year	264	239	242
Additions for tax positions of acquired entities		253
Additions for tax positions of prior years			317
Reductions for tax positions of prior years	(14)		(466)
Settlements with taxing authorities		(161)	(20)
Lapses of statutes of limitations	(493)	(360)	(508)
End of the year	$ 2,327	$ 2,570	$ 2,599